FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	$ 143,016	$ 150,626
Financial Liabilities	104,151	128,671
Foreign currency risk | United States dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8,052	5,135
Financial Liabilities	23,582	4,689
Foreign currency risk | Thai Baht (THB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8,357	4,254
Financial Liabilities	191,489	891,587
Foreign currency risk | Singapore dollar (SGD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	160	296
Financial Liabilities	47	11
Foreign currency risk | Taiwan dollar (TWD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	14,953	28,780
Financial Liabilities	4,704	2,920
Foreign currency risk | Renminbi (RMB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	19	18
Financial Liabilities	2	0
Foreign currency risk | Hong Kong dollar (HKD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	6,789	4,649
Financial Liabilities	24	25
Foreign currency risk | Euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8	8
Financial Liabilities	$ 1	$ 0